RiverNorth Active Income ETF

(Cboe BZX Exchange, Inc.: CEFZ)

Schedule of Investments
June 30, 2026

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 3.68%
Blue Owl Capital Corp.	30,413	$330,589
Blue Owl Technology Finance Corp.	86,467	894,934
Crescent Capital BDC, Inc.	17,847	194,889
FS KKR Capital Corp.	2,985	31,343
SLR Investment Corp.	1,000	12,370

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,530,091)		1,464,125

	Shares	Value
COMMON STOCKS - 2.84%
Financial Services - 1.04%
Sixth Street Specialty Lending, Inc.	24,038	412,732

Real Estate - 1.80%
Howard Hughes Holdings, Inc.(a)	10,000	714,900

TOTAL COMMON STOCKS
(Cost $1,070,278)		1,127,632

	Shares	Value
CLOSED-END FUNDS - 79.18%
BlackRock Corporate High Yield Fund, Inc.	145,508	1,245,549
BlackRock Health Sciences Term Trust	88,556	1,359,335
BlackRock Multi-Sector Income Trust	24,809	310,609
BlackRock Science and Technology Term Trust	64,075	1,924,172
BlackRock Technology and Private Equity Term Trust	31,814	287,280
Blackstone Senior Floating Rate 2027 Term Fund	80,558	1,043,226
Calamos Long/Short Equity & Dynamic Income Trust	90,879	1,188,697
Calamos Strategic Total Return Fund	35,665	733,272
Clough Global Dividend and Income Fund	69,698	462,795
Clough Global Equity Fund	217,362	1,873,661
Clough Global Opportunities Fund	212,884	1,302,850
Cohen & Steers Quality Income Realty Fund, Inc.	3	37
Cohen & Steers Select Preferred and Income Fund, Inc.	5,363	107,957
Credit Suisse High Yield Credit Fund	114,081	203,064
First Trust High Yield Opportunities 2027 Term Fund	36,337	497,817
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	22,537	208,242
FS Credit Opportunities Corp.	163,877	817,746
FS Specialty Lending Fund	99,075	1,104,686
Gabelli Equity Trust, Inc.	145,438	823,179
Guggenheim Strategic Opportunities Fund	20,363	222,364
India Fund, Inc.	8,942	105,069
Kayne Anderson Energy Infrastructure Fund	65,275	902,753
Liberty All-Star Equity Fund	134,253	780,010
	Shares	Value
CLOSED-END FUNDS - 79.18% (continued)
MFS Government Markets Income Trust	21,856	$62,727
Neuberger High Yield Strategies Fund, Inc.	31,347	195,605
Nuveen Real Estate Income Fund	10,000	84,300
Nuveen S&P 500 Dynamic Overwrite Fund	3,304	61,587
Pershing Square Holdings Ltd.	53,915	2,641,835
Pershing Square USA Ltd.(a)	74,019	2,766,830
PIMCO Income Strategy Fund II	49,909	355,851
Royce Micro-Cap Trust, Inc.	113,982	1,668,697
Royce Small-Cap Trust, Inc.	79,839	1,474,626
Saba Capital Income & Opportunities Fund	59,855	393,247
Saba Capital Income & Opportunities Fund II	244,129	2,038,477
Special Opportunities Fund, Inc.	17,348	233,678
Tortoise Energy Infrastructure Corp.	4,607	197,502
Total Return Securities Fund(a)	10,189	60,523
Western Asset Inflation-Linked Opportunities & Income Fund	204,141	1,714,784

TOTAL CLOSED-END FUNDS
(Cost $26,954,853)		31,454,639

	Shares	Value
EXCHANGE-TRADED FUNDS - 11.09%
Invesco RAFI Emerging Markets ETF	62,713	1,748,438
iShares Flexible Income Active ETF	50,793	2,658,506

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,833,541)		4,406,944

	Shares	Value
RIGHTS - 0.00%(a)
Cohen & Steers Quality Income Realty Fund, Inc.
Subscription Price $12.50, Expires 7/15/2026	3	0

TOTAL RIGHTS
(Cost $—)		0

	Shares	Value
MONEY MARKET FUNDS - 3.78%
State Street Institutional Treasury Money Market Fund, 3.59% (7-day yield)(b)	1,499,851	1,499,851

TOTAL MONEY MARKET FUNDS
(Cost $1,499,851)		1,499,851

See Notes to Schedule of Investments

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RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

TOTAL INVESTMENTS - 100.57%
(Cost $34,888,614)	$39,953,191

Liabilities in Excess of Other Assets - (0.57)%	(225,800)

NET ASSETS - 100.00%	$39,727,391

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of June 30, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value/Net Unrealized Appreciation
Saba Capital Income & Opportunities Fund II	TD Securities	OBFR + 45 bps	1/21/2028	$835	$10
				$835	$10

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

BDC – Business Development Company

Bps – Basis points (1 bp = 0.01%)

Ltd. – Limited

OBFR – Overnight Bank Funding Rate

See Notes to Schedule of Investments

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RiverNorth Active Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, RiverNorth Active Income ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation and income.

The Fund commenced operations on December 27, 2006 as RiverNorth Core Opportunities Fund, a mutual fund that was a series of the RiverNorth Funds (the "Predecessor Fund").

The Fund currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the Cboe BZX Exchange, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies, including FASB Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund’s price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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RiverNorth Active Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of June 30, 2026:

RiverNorth Active Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Business Development Companies	$1,464,125	$–	$–	$1,464,125
Common Stocks	1,127,632	–	–	1,127,632
Closed-End Funds	31,454,639	–	–	31,454,639
Exchange-Traded Funds	4,406,944	–	–	4,406,944
Rights	–	–	–	–
Money Market Funds	1,499,851	–	–	1,499,851
Total	$39,953,191	$–	$–	$39,953,191
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$10	$–	$10
Total	$–	$10	$–	$10

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.
(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date.

Bullet Swaps: The Fund may enter into bullet total return swap contracts (“bullet swaps”). The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A swap agreement is a contract in which one party agrees to make a one-time payment to another party based on the change in market value to the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make a net payment with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. In the case of bullet swaps, the net settlement of the total return and financing legs will generally be paid or received at the contract termination date rather than periodically.

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